Income Taxes - Operating loss carryforwards (Details) $ in Thousands	Feb. 29, 2020 USD ($)
Operating Loss Carryforwards [Line Items]
Deferred tax asset for operating loss carryforwards expiring in years 2030 through 2037	$ 53,184
Deferred tax asset for operating loss carryforwards that have indefinite expiration	22,923
U.S. federal
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	272,804
U.S. states
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 258,875